14. Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Trade and other payables	$ 5,899,436	$ 2,661,249
Trade payables
Disclosure of financial liabilities [line items]
Trade and other payables	5,562,582	2,618,769
Insurance payable
Disclosure of financial liabilities [line items]
Trade and other payables	316,858	4,663
Payables to associates
Disclosure of financial liabilities [line items]
Trade and other payables	$ 19,996	$ 37,817